Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents

	2022	2021
	€’000	€’000
Cash and cash equivalents	5,239	7,681
Restricted cash	2,925	-
Total cash and cash equivalents	8,164	7,681